Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2018
Registrant Name	TIAA-CREF FUNDS
Entity Central Index Key	0001084380
Amendment Flag	false
Document Creation Date	Jul. 26, 2018
Document Effective Date	Aug. 01, 2018
Prospectus Date	Aug. 01, 2018